Note 8 - Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 171,000	$ 171,000